Loan Servicing	12 Months Ended
Dec. 31, 2012
Loan Servicing

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end were as follows:

	2012	2011
Mortgage loans serviced for Freddie Mac	$10,433	$13,086

Custodial escrow balances maintained in connection with serviced loans were $199 and $219 at year-end 2012 and 2011.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2012	2011	2010
Servicing rights, net of valuation allowance:
Beginning of year	$37	$57	$88
Additions	—	—	1
Amortized to expense	(9)	(23)	(31)
Change in valuation allowance	1	3	(1)

End of year	29	37	57

Valuation allowance:
Beginning of year	$2	$5	$4
Additions expensed	—	—	1
Reductions credited to operations	(1)	(3)	—

End of year	$1	$2	$5

The weighted average amortization period is 3.0 years.